CECL (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	SFr 1,362	SFr 1,296
Current-period provision for expected credit losses	253	135
of which provisions for interest	47	21
Gross write-offs	(79)	(95)
Recoveries	4	7
Net write-offs	(75)	(88)
Foreign currency translation impact and other adjustments, net	(22)	16
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,522	1,359
of which individually evaluated	939	825
of which collectively evaluated	583	534
Loans held at amortized cost
Purchases	2,321	2,328
Reclassifications from loans held-for-sale	621	95
Reclassifications to loans held-for-sale	1,312	1,480
Sales	606	1,283
Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses	4
Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		939
Current-period provision for expected credit losses	172	92
of which provisions for interest	30	11
Gross write-offs	(44)	(69)
Recoveries	0	3
Net write-offs	(44)	(66)
Foreign currency translation impact and other adjustments, net	(15)	11
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,120	976
of which individually evaluated	664	544
of which collectively evaluated	456	432
Loans held at amortized cost
Purchases	2,302	2,312
Reclassifications from loans held-for-sale	621	95
Reclassifications to loans held-for-sale	1,312	1,480
Sales	606	1,283
Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance		357
Current-period provision for expected credit losses	81	43
of which provisions for interest	17	10
Gross write-offs	(35)	(26)
Recoveries	4	4
Net write-offs	(31)	(22)
Foreign currency translation impact and other adjustments, net	(7)	5
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	402	383
of which individually evaluated	275	281
of which collectively evaluated	127	102
Loans held at amortized cost
Purchases	19	16
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	SFr 0	SFr 0